Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Equity

Note 11 — Equity

As discussed in Note 3 Basis of Presentation the Company completed a reverse merger of Sysorex and TTM Digital with TTM Digital being the accounting acquirer and reporting entity. In a reverse merger, the capital accounts of the reporting entity (TTM Digital) are restated to reflect the legal capital structure of the legal acquirer (Sysorex). As a result, the share data of the reporting entity has been retroactively restated for all periods presented to the equivalent share values of Sysorex for the capital transaction activity of TTM Digital, as if the reverse merger occurred on January 1, 2020. The share data of the reporting entity has been retroactively stated for all periods presented to the equivalent share values of Sysorex. On September 22, 2022, the Company’s stockholders voted to approve an amendment to the Articles of Incorporation to increase the total number of authorized shares of the Company’s capital stock from 510,000,000 shares, par value $0.00001 per share, to 3,010,000,000 shares, of which 3,000,000,000 shares will be designated as common stock and 10,000,000 shares will be designated as preferred stock, in accordance with the voting results listed below. As of September 30, 2022, 736,609,855 shares were issued, and 736,534,476 shares were outstanding. No preferred stock has been designated or issued.

Stock Options

A summary of stock option activity for the nine months ended September 30, 2022, is as follows:

	Number of Options (in Shares)	Weighted Average Exercise Price
Outstanding, January 1, 2022	1,656,000	$2.00
Granted	-	$-
Exercised	-	-
Forfeited or cancelled	-	-
Outstanding, September 30, 2022	1,656,000	$2.00

Exercisable, September 30, 2022	1,656,000	$2.00

Warrants

The following table represents the activity related to the Company’s warrants during the nine months ended September 30, 2022:

	Number of Warrants (in Shares)	Weighted Average Exercise Price
Outstanding, January 1, 2022	5,926,763	$	*
Granted	-		-
Exercised	(418,931)		-
Outstanding, September 30, 2022	5,507,832		$-

The weighted average contractual term as of September 30, 2022, is 3.8 years.

If at any time after the six month anniversary of the closing date as disclosed in Note 8 Short-term debt, 2021 convertible debenture and warrants, there is no effective registration statement registering the warrant shares granted to the convertible debenture holders and placement agent, then, for each thirty days following the six month anniversary of the their respective closing date or portion of any thirty day period thereafter in which no effective registration statement is available, the amount of warrant shares shall be automatically increased by five percent over the warrant shares available on such dates. As such, the Company is obligated to grant 3,219,824 warrants through September 30, 2022. The Company has recorded on the condensed consolidated balance sheets, accrued liabilities, approximately $0.2 million of accrued registration rights penalties and interest.

*	The exercise price will be determined by a 5-day VWAP price calculation on the exercise date.

Restricted Stock Units

The following table represents the activity related to the Company’s restricted stock awards granted to employees and directors during the nine months ended September 30, 2022:

	Number of Restricted Stock Shares	Weighted Average Grant Date Fair Value
Outstanding, January 1, 2022	1,000,000	$0.48
Granted	-	-
Vested	1,000,000	0.40
Unvested, September 30, 2022	-	$-

As of September 30,2022, there is no unrecognized stock compensation expense.

Share Derivative Liabilities

As the amount of common stock on an as converted basis as of September 30, 2022, exceeded our authorized share amount, the Company’s outstanding warrants, stock options and vested but unissued restricted stock shares (“RSUs”) were reclassified to derivative liabilities in the consolidated financial statements. This results in non-cash gains or losses each period during the term of the warrants, stock options, RSU vesting period and convertible debt. The table below summarizes the reclassified share derivative liabilities as of September 30, 2022 (dollars in thousands):

September 30, 2022
Warrants	$38
Stock options	6
RSUs vested but unissued	1
Total share derivative liability	$45

Reverse Stock split

As discussed in Note 15 Subsequent events – reverse stock split, the Company has included below certain data points that are reported in the financial statements (“as stated”) and have been disclosed herein as if the effect of the reverse stock split (1000 for 1) has been implemented (“proforma effect”).

		Proforma
	As stated	Effect
Balance Sheet

Common stock:
Shares Issued:
9/30/2022	736,609,855	736,610
9/30/2021	145,713,591	145,714
Shares Outstanding:
9/30/2022	736,534,476	736,534
9/30/2021	145,638,212	145,638

Treasury Stock:	75,379	75

		Three months ended September 30,		Nine months ended September 30,
EPS		2022	2021	2022	2021
Weighted Average Shares
Outstanding - basic and diluted	As stated	500,173,946	159,448,204	318,558,213	131,863,780
	Proforma	573,174	159,448	318,558	131,864

Net income (loss) per share:
Continuing operations	As stated	0.0001	(0.0370)	(0.0310)	(0.2620)
	Proforma	0.1000	(37.00)	(31.00)	(262.00)

Discontinued Operations	As stated	(0.002)	0.0070	(0.0030)	0.0400
	Proforma	(2.00)	7.00	(3.00)	40.00

Note 16 — Equity

As discussed in Note 3 Basis of Presentation the Company completed a reverse merger of Sysorex and TTM Digital with TTM Digital being the accounting acquirer and reporting entity. In a reverse merger, the capital accounts of the reporting entity (TTM Digital) are restated to reflect the legal capital structure of the legal acquirer (Sysorex). As a result, the share data of the reporting entity has been retroactively restated for all periods presented to the equivalent share values of Sysorex for the capital transaction activity of TTM Digital, as if the reverse merger occurred on January 1, 2020. The share data of the reporting entity has been retroactively stated for all periods presented to the equivalent share values of Sysorex. The Company is authorized to issue 499,560,659 shares of common stock, $0.00001 par value, and 10,000,000 shares of preferred stock, $0.00001 par value. The holders of the Company’s common stock are entitled to one vote per share. As of December 31, 2021, 499,560,659 common stock shares were authorized; 145,713,591 shares were issued, and 145,638,212 shares were outstanding. No preferred stock has been designated or issued.

As of December 31, 2020, the Company had 66,431,920 shares outstanding.

During the quarter ended March 31, 2021, the Company issued to Moon Manager LLC, 14,607,980 shares and issued the rights to an additional 2,000,000 shares which were subsequently issued on March 24, 2022.

Effective on April 1, 2021, TTM Digital entered into an Asset Contribution and Exchange Agreement (Mining Equipment) to acquire approximately 4,500 GPUs with CoreWeave. In connection with the Contribution and Exchange Agreement, TTM Digital issued equity representing 28.65% of the pre-merger equity outstanding for TTM Digital. In settlement of the Contribution and Exchange Agreement the Company issued 35,588,548 shares valued at $12 million.

On April 14, 2021, the reverse merger of Sysorex and TTM Digital closed. As a result of the reverse merger, the Company recognized the 494,311 shares outstanding of the existing Sysorex Shareholders and the 75,379 shares of Treasury stock of Sysorex that are part of the legal capital structure. The Company recorded $0.03 million as purchase consideration on the recognition of the existing Sysorex Shareholders share by the reporting entity.

As discussed in Note 3, the majority of the Sysorex debt, certain liabilities classified as current and a forward consulting contract with a former Sysorex Board Member (the “Debt Items”) aggregating $19.4 million were converted to 34,097,255 Sysorex shares when fully issued (the “Sysorex Recapitalization”). 25,985,633 shares were immediately issued, prefunded rights were exchanged from an investor’s issued shares for 5,111,622 shares which were subsequently issued on March 24, 2022, and the right to receive 3,000,000 shares of Sysorex stock at a future date at the option of the holder subject to certain events.

During the year ended December 31, 2021, the Company issued an aggregate of 1,529,820 shares for corporate advisory expertise and consulting services for a total value of approximately $2,577,000.

On November 2, 2021, the Company entered into a Membership Interest Purchase Agreement with BWP Holdings LLC to purchase the remaining 50% interest in Up North Hosting LLC and asset acquisition of certain mining equipment of BWP Holdings LLC. The aggregate purchase price for the membership interest is $1.0 million in cash and 1 million shares of restricted common stock, $0.00001 par value of the Company at a value of $0.4 million. The restricted common stock was issued to an executive of BWP Holdings LLC who was hired by the Company on October 1, 2021, as the Company’s Chief Technology Officer (“CTO”). The Company issued the CTO a one-time sign-on bonus of One Hundred Thousand shares of restricted common stock of the Company at a value of $0.04 million.

Equity Incentive Plan

On July 30, 2018, the board of directors of the Company’s 2018 Equity Incentive Plan (the “2018 Plan”), which enables the Company to grant stock options, share appreciation rights, restricted stock, restricted stock units, share awards, performance unit awards, and cash awards to associates, directors, consultants, and advisors of the Company and its affiliates, and to improve the ability of the Company to attract, retain, and motivate individuals upon whom the Company’s sustained growth and financial success depend, by providing such persons with an opportunity to acquire or increase their proprietary interest in the Company. The 2018 Plan is to be administered by the Board, which shall have discretion over the awards and grants there under. The aggregate maximum number of shares of common stock for which stock options or awards may be granted pursuant to the 2018 Plan is 80,000, which number will be automatically increased on the first day of each quarter, beginning on January 1, 2019 and for each quarter thereafter, by a number of shares of common stock equal to the least of (i) 10,000 shares,(ii) 10% of the shares of common stock issued and outstanding on that date, or (iii) a lesser number of shares that may be determined by the board. No awards may be issued after July 30, 2028.

Stock options granted under the 2018 Plan may be non-qualified stock options or incentive stock options, within the meaning of Section 422(b) of the Internal Revenue Code of 1986. Each option, or portion thereof, that is not an incentive stock option, shall be considered a non-qualified option. The option price must be at least 100% of the fair market value on the date of grant and if an Incentive Stock Option is issued to a 10% or greater shareholder the grant must be 110% of the fair market value on the date of the grant.

On July 20, 2021, the Board of Directors of the Company approved an amendment (the “Plan Amendment”) of the Company’s 2018 Equity Incentive Plan (as so amended, the “Plan”) to increase the number of shares of the Company’s common stock reserved for issuance thereunder by 8,000,000 shares. The Plan Amendment became effective immediately.

As of December 31, 2021, the awards outstanding under the plan consisted of the employee stock options granted on July 20, 2021, to purchase up to 1,656,000 shares of common stock.

Stock Options

A summary of stock option activity for the year-end period ended December 31, 2021, is as follows:

	Number of	Weighted Average
	Options (in Shares)	Exercise Price
Outstanding, January 1, 2021	-	-
Granted	1,656,000	$2.00
Exercised	-	-
Forfeited or cancelled	-	-
Outstanding, December 31, 2021	1,656,000	$2.00

Exercisable, December 31, 2021	1,656,000	$2.00

The Company’s valued the stock options based on the Monte Carlo valuation methodology on July 20, 2021, the stock options grant date. The stock options were immediately vested and have a life of ten years. The value of the awards was determined to be approximately $0.4 million over the derived service period. The fair value of the common stock as of the grant date was determined to be $0.24 per share. The Company recognized approximately $0.06 million of stock-based compensation for the year ended December 31, 2021. The unrecognized stock-based compensation of $0.34 million will be recorded over the derived service period ending in the second quarter 2024.

Warrants

The following table represents the activity related to the Company’s convertible debentures and warrants, see Note 12, issued during the year ended December 31, 2021:

	Number of Warrants (in Shares)	Weighted Average Exercise Price
Outstanding, January 1, 2021	-		-
Granted	5,926,763	$		*
Exercised	-		-
Outstanding, December 31, 2021	5,926,763		$-

The weighted average contractual term at December 31, 2021 is 4.61

*	The exercise price will be determined by a 5-day VWAP price calculation on the exercise date.

Restricted Stock Units

The following table represents the activity related to the Company’s restricted stock awards granted to employees and directors during the year ended December 31, 2021:

	Number of Restricted Stock Shares	Weighted Average Exercise Price
Outstanding, January 1, 2021	-	-
Granted	1,650,000	$0.40
Vested	650,000	-
Unvested, December 31, 2021	1,000,000	$0.40

The unrecognized stock compensation at December 31,2021 is $0.2 million.